UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Investment Changes/Performance (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Michigan Municipal Income Fund	.51%
Actual		$ 1,000.00	$ 1,004.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56
Fidelity Michigan Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	34.1	35.7
Health Care	21.2	23.6
Escrowed/Pre-Refunded	10.7	6.2
Water & Sewer	8.6	10.4
Education	6.3	7.4
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.3	4.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	5.6	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 4.3%	AAA 2.8%
AA,A 83.2%	AA,A 90.5%
BBB 4.3%	BBB 4.3%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.1%	Not Rated 0.5%
Short-Term Investments and Net Other Assets 5.9%	Short-Term Investments and Net Other Assets 1.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.1%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,086,978
Series 2006 A, 5% 10/1/23	1,000,000	1,027,430
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	992,199
6.25% 10/1/34 (b)	1,000,000	1,178,780
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,379,814
		5,665,201
Michigan - 92.7%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,737,887
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,600,079
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,337,000	1,501,531
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,151,420
5% 11/1/26	1,000,000	1,140,620
5% 11/1/27	700,000	792,099
5% 11/1/28	250,000	281,263
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,081,763
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,847,475
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	1,921,131
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,766,250
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,641,950
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,292,841
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,400,000	1,513,764
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,857,330
Series 2006, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,085,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,310,000	$ 3,310,000
Series 2004 A, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,040,490
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,075,140
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,989,413
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,051,200
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,103,960
5% 10/1/22 (FSA Insured)	1,000,000	1,097,110
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,658,578
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,450
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (Pre-Refunded to 5/1/16 @ 100)	1,225,000	1,272,395
5% 5/1/28 (Pre-Refunded to 5/1/16 @ 100)	1,250,000	1,298,363
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,275,000	1,324,330
Farmington Pub. School District Gen. Oblig.:
Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,512,825
5% 5/1/25 (FSA Insured)	2,140,000	2,505,576
5% 5/1/26 (FSA Insured)	1,385,000	1,604,980
5% 5/1/27 (FSA Insured)	1,425,000	1,635,729
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,819,901
5% 5/1/19	1,375,000	1,550,780
5% 5/1/20	1,575,000	1,804,273
5% 5/1/21	1,575,000	1,825,803
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,393,795
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,247,657
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,374,742
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,527,018
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,283,097
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,259,741
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,393,262
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007: - continued
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,669,025
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,418,030
5% 5/1/19 (FSA Insured)	1,315,000	1,457,743
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34	3,000,000	3,000,000
5.125% 1/1/25	2,000,000	2,000,000
Series 2008, 5% 1/1/38	3,320,000	3,582,214
Series 2012, 5% 1/1/37	1,250,000	1,389,925
Series 2014:
5% 1/1/27	1,300,000	1,518,972
5% 1/1/29	800,000	921,672
5% 1/1/30	2,000,000	2,292,880
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Pre-Refunded to 1/1/16 @ 100)	5,000,000	5,114,800
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,213,440
Series 2014 A, 5% 7/1/47	1,400,000	1,478,806
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	548,365
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,446,000
Series 2009, 5.625% 12/1/29 (Pre-Refunded to 12/1/16 @ 100)	2,400,000	2,568,912
Series 2014 B:
5% 12/1/25	500,000	584,065
5% 12/1/26	1,900,000	2,197,483
5% 12/1/28	1,800,000	2,045,592
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,025,446
5% 5/1/32 (Pre-Refunded to 5/1/16 @ 100)	1,950,000	2,025,446
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	544,250
5.25% 5/1/21 (FSA Insured)	2,000,000	2,219,140
5.25% 5/1/24 (FSA Insured)	2,100,000	2,329,488
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,325,713
4% 5/1/25	500,000	535,325
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Hudsonville Pub. Schools: - continued
5% 5/1/20	$ 1,000,000	$ 1,148,060
5% 5/1/22	600,000	700,038
5.25% 5/1/41	1,750,000	1,980,703
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,018,443
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,379,983
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured) (Pre-Refunded to 5/1/17 @ 100)	3,165,000	3,271,850
5.25% 5/1/16 (FSA Insured)	1,500,000	1,557,795
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,452,169
5% 1/1/29	4,390,000	5,114,131
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,178,431
6.25% 7/1/40	165,000	165,454
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,928,250
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,104,700
4% 5/1/22	1,000,000	1,103,380
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,744,215
5% 5/1/23	1,500,000	1,740,645
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,793,000
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,341,502
5% 5/1/25	1,540,000	1,799,937
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,486,634
5% 5/1/20 (FSA Insured)	1,425,000	1,567,144
5% 5/1/22 (FSA Insured)	1,395,000	1,532,924
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,624,183
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,683,600
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,285,300
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series IA:
5.375% 10/15/41	$ 3,000,000	$ 3,402,810
5.5% 10/15/45	10,000,000	11,389,100
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,350,313
5% 1/1/40	3,000,000	3,109,860
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,245,277
Series 2012 A:
4.125% 6/1/32	3,000,000	2,940,810
5% 6/1/27	125,000	136,325
5% 6/1/39	12,790,000	13,514,799
Series 2012 B, 5% 7/1/22	2,600,000	2,717,312
Series 2012:
5% 11/15/24	660,000	762,571
5% 11/15/25	1,000,000	1,147,490
5% 11/1/26	6,425,000	7,295,202
5% 11/15/26	800,000	913,416
5% 11/15/36	6,200,000	6,681,678
5% 11/1/42	2,000,000	2,142,760
5% 11/15/42	4,500,000	4,790,070
Series 2013:
5% 10/1/25	1,255,000	1,486,083
5% 8/15/30	4,105,000	4,505,894
5% 8/15/31	2,310,000	2,525,384
Series 2014 H1:
5% 10/1/22	1,000,000	1,170,560
5% 10/1/25	2,250,000	2,624,400
5% 10/1/39	8,600,000	9,383,030
Series 2014:
5% 6/1/25	1,000,000	1,158,600
5% 6/1/26	700,000	804,524
5% 6/1/27	700,000	791,133
Series 2015:
5% 11/15/26	2,250,000	2,573,640
5% 11/15/27	3,500,000	3,968,720
5% 11/15/28	1,835,000	2,067,641
Series MI, 5.5% 12/1/28	5,000,000	5,973,950
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,454,900
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	$ 1,000,000	$ 1,055,920
Series 2009, 5.25% 11/15/24	3,000,000	3,403,590
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,786,871
Series 2012 A, 5% 6/1/24	2,765,000	3,193,105
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,418,212
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,078,520
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	583,305
(Trinity Health Sys. Proj.) 5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	3,725,000	3,954,684
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (a)	6,200,000	6,256,234
Series 2010 F4, 1.95%, tender 4/1/20 (a)	5,500,000	5,569,795
Series 2008 A1:
6.5% 12/1/33	1,035,000	1,190,395
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,672,277
5% 11/15/18	500,000	545,755
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,347,071
5% 11/15/19	290,000	316,042
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	780,752
5% 11/15/20	575,000	625,790
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,567,001
5% 11/15/31	1,450,000	1,554,545
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,903,758
Michigan Muni. Bond Auth. Rev.:
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	3,225,000	3,401,666
Series 2005, 5% 10/1/23	385,000	445,072
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,179,035
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,646,933
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,062,613
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,195,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.: - continued
Series 2011, 5% 11/15/36	$ 2,000,000	$ 2,253,340
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,316,896
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	444,763
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	518,827
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,741,775
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,365,710
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,179,857
Northville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,475,000	1,479,779
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,345,886
5% 3/1/25	1,225,000	1,401,094
5% 3/1/26	1,290,000	1,459,454
5% 3/1/37	4,000,000	4,326,040
Series 2013 A:
5% 3/1/25	995,000	1,138,917
5% 3/1/26	1,620,000	1,835,282
5% 3/1/27	815,000	917,380
5% 3/1/38	2,900,000	3,153,170
Series 2014:
5% 3/1/28	335,000	379,977
5% 3/1/29	525,000	591,680
5% 3/1/39	3,000,000	3,277,080
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,126,635
5.25% 5/1/27 (FSA Insured)	1,135,000	1,253,040
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,078,533
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,095,670
Series 2005, 5% 5/1/16 (FSA Insured)	1,025,000	1,028,208
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	$ 5,000,000	$ 5,504,600
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,740,234
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,263,331
5% 5/1/38 (FSA Insured)	1,000,000	1,079,530
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,501,583
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,642,044
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,363,358
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	575,000	680,133
5% 5/1/25	1,000,000	1,189,590
5% 5/1/26	1,385,000	1,630,644
5% 5/1/24	570,000	674,219
5% 5/1/25	1,640,000	1,927,804
5% 5/1/26	1,715,000	2,019,172
5% 5/1/27	1,795,000	2,085,054
5% 5/1/28	1,885,000	2,182,660
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,361,055
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	4,184,117
Series 2014 D:
5% 9/1/26	1,000,000	1,124,610
5% 9/1/27	1,000,000	1,114,260
5% 9/1/28	1,500,000	1,660,755
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,433,350
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,720,326
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,095,838
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,146,510
Three Rivers Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,750,000	1,813,858
Troy School District Series 2006, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,036,830
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,002,740
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,309,700
5% 12/1/25	5,120,000	5,864,602
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,681,350
Series 2012 A:
5% 12/1/22	2,220,000	2,575,000
5% 12/1/23	2,300,000	2,662,779
Series 2014 C:
5% 12/1/29 (b)	720,000	789,538
5% 12/1/31 (b)	860,000	933,134
5% 12/1/34 (b)	1,655,000	1,767,523
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	5,009,168
5% 5/1/26	2,000,000	2,314,920
Series 2014 1:
5% 5/1/30	725,000	809,789
5% 5/1/32	500,000	554,465
5% 5/1/34	900,000	991,584
5% 5/1/35	250,000	275,045
Western Michigan Univ. Rev.:
Series 2008, 5% 11/15/20 (Pre-Refunded to 5/15/18 @ 100)	5,280,000	5,879,966
Series 2014:
5% 11/15/25	320,000	373,862
5% 11/15/26	400,000	462,720
5% 11/15/28	650,000	738,322
5% 11/15/29	750,000	848,033
5% 11/15/30	855,000	961,644
5% 11/15/31	700,000	780,780
Series 2015 A, 5% 11/15/28	2,500,000	2,855,075
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,162,300
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,100
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,881,131
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	$ 1,000,000	$ 1,142,450
5% 5/1/28 (FSA Insured)	500,000	564,950
5% 5/1/29 (FSA Insured)	1,000,000	1,122,810
5% 5/1/30 (FSA Insured)	1,000,000	1,116,640
		543,498,735
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,661,310
Series 2009 B, 5% 10/1/25	1,200,000	1,318,608
		2,979,918
TOTAL INVESTMENT PORTFOLIO - 94.1% (Cost $527,140,036)	552,143,854
NET OTHER ASSETS (LIABILITIES) - 5.9%	34,346,240
NET ASSETS - 100%	$ 586,490,094
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	34.1%
Health Care	21.2%
Escrowed/Pre-Refunded	10.7%
Water & Sewer	8.6%
Education	6.3%
Transportation	5.3%
Others (Individually Less Than 5%)	7.9%
Net Other Assets (Liabilities)	5.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $527,140,036)		$ 552,143,854
Cash		29,391,847
Receivable for fund shares sold		133,085
Interest receivable		5,756,024
Other receivables		2,640
Total assets		587,427,450

Liabilities
Payable for fund shares redeemed	$ 158,519
Distributions payable	522,016
Accrued management fee	175,194
Other affiliated payables	52,083
Other payables and accrued expenses	29,544
Total liabilities		937,356

Net Assets		$ 586,490,094
Net Assets consist of:
Paid in capital		$ 561,961,144
Undistributed net investment income		154,496
Accumulated undistributed net realized gain (loss) on investments		(629,364)
Net unrealized appreciation (depreciation) on investments		25,003,818
Net Assets, for 48,122,893 shares outstanding		$ 586,490,094
Net Asset Value, offering price and redemption price per share ($586,490,094 ÷ 48,122,893 shares)		$ 12.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 10,804,538

Expenses
Management fee	$ 1,050,875
Transfer agent fees	236,110
Accounting fees and expenses	71,252
Custodian fees and expenses	9,425
Independent trustees' compensation	1,175
Registration fees	17,206
Audit	24,428
Legal	53,948
Miscellaneous	2,136
Total expenses before reductions	1,466,555
Expense reductions	(3,483)	1,463,072
Net investment income (loss)		9,341,466
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		175,207
Change in net unrealized appreciation (depreciation) on investment securities		(7,092,672)
Net gain (loss)		(6,917,465)
Net increase (decrease) in net assets resulting from operations		$ 2,424,001

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,341,466	$ 19,069,352
Net realized gain (loss)	175,207	(784,852)
Change in net unrealized appreciation (depreciation)	(7,092,672)	29,876,877
Net increase (decrease) in net assets resulting from operations	2,424,001	48,161,377
Distributions to shareholders from net investment income	(9,326,423)	(19,039,526)
Distributions to shareholders from net realized gain	-	(579,735)
Total distributions	(9,326,423)	(19,619,261)
Share transactions
Proceeds from sales of shares	47,123,631	62,013,114
Reinvestment of distributions	6,043,735	12,624,695
Cost of shares redeemed	(29,571,303)	(61,673,896)
Net increase (decrease) in net assets resulting from share transactions	23,596,063	12,963,913
Redemption fees	592	681
Total increase (decrease) in net assets	16,694,233	41,506,710

Net Assets
Beginning of period	569,795,861	528,289,151
End of period (including undistributed net investment income of $154,496 and undistributed net investment income of $139,453, respectively)	$ 586,490,094	$ 569,795,861
Other Information Shares
Sold	3,822,871	5,115,885
Issued in reinvestment of distributions	490,498	1,042,579
Redeemed	(2,405,828)	(5,113,438)
Net increase (decrease)	1,907,541	1,045,026

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.33	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Income from Investment Operations
Net investment income (loss) D	.197	.422	.437	.445	.463	.462
Net realized and unrealized gain (loss)	(.140)	.642	(.777)	.303	.586	(.184)
Total from investment operations	.057	1.064	(.340)	.748	1.049	.278
Distributions from net investment income	(.197)	(.421)	(.436)	(.444)	(.462)	(.461)
Distributions from net realized gain	-	(.013)	(.064)	(.004)	(.007)	(.007)
Total distributions	(.197)	(.434)	(.500)	(.448)	(.469)	(.468)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.19	$ 12.33	$ 11.70	$ 12.54	$ 12.24	$ 11.66
Total ReturnB, C	.46%	9.23%	(2.75)%	6.19%	9.20%	2.32%
Ratios to Average Net Assets E
Expenses before reductions	.51%A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.51%A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.51%A	.48%	.48%	.48%	.49%	.49%
Net investment income (loss)	3.23% A	3.49%	3.59%	3.57%	3.90%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 586,490	$ 569,796	$ 528,289	$ 693,682	$ 621,994	$ 626,752
Portfolio turnover rate	17% A	12%	8%	10%	9%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	62.5	63.1	72.6
8 - 30	7.1	5.7	4.5
31 - 60	11.2	14.2	12.8
61 - 90	4.4	3.3	2.8
91 - 180	4.9	1.7	2.1
> 180	9.9	12.0	5.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	41 Days	37 Days	26 Days
All Tax-Free Money Market Funds Average*	32 Days	37 Days	35 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	41 Days	37 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 47.5%	Variable Rate Demand Notes (VRDNs) 45.5%
Other Municipal Debt 40.5%	Other Municipal Debt 34.0%
Investment Companies 9.4%	Investment Companies 9.3%
Net Other Assets (Liabilities) 2.6%	Net Other Assets (Liabilities) 11.2%

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.43%.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.5%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.15% 7/1/15, VRDN (a)(d)	2,000,000	2,000,000
Series 1988, 0.15% 7/1/15, VRDN (a)(d)	500,000	500,000
Series 1994, 0.15% 7/1/15, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.15% 7/7/15, VRDN (a)	400,000	400,000
		4,800,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.36% 7/7/15, VRDN (a)	300,000	300,000
Michigan - 45.3%
Central Michigan Univ. Rev. Series 2008 A, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	12,670,000	12,670,000
Grand Traverse County Hosp. Series 2011 B, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 7/7/15, LOC Bank of America NA, VRDN (a)	18,150,000	18,150,000
Lakewood Pub. Schools Participating VRDN Series Putters 2624Z, 0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,100,000	3,100,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 7/7/15, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	21,775,000	21,775,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.05% 7/7/15, LOC Citibank NA, VRDN (a)	13,420,000	13,420,000
Series 2011 B, 0.05% 7/7/15, LOC Citibank NA, VRDN (a)	24,895,000	24,895,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series 15 XF0126, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000,000	2,000,000
Series 22 A, 0.09% 7/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	58,100,000	58,100,000
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.06% 7/1/15, LOC Comerica Bank, VRDN (a)	5,360,000	5,360,000
Michigan Hosp. Fin. Auth. Rev. Series B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	10,300,000	10,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	$ 3,635,000	$ 3,635,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	5,400,000	5,400,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.08% 7/7/15, LOC Citibank NA, VRDN (a)(d)	6,245,000	6,245,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.12% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	6,300,000	6,300,000
(Hunt Club Apts. Proj.) 0.09% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	5,975,000	5,975,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
Michigan State Univ. Revs. Series 2000 A, 0.07% 7/7/15 (Liquidity Facility Northern Trust Co.), VRDN (a)	28,035,000	28,035,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.17% 7/7/15, LOC Bank of America NA, VRDN (a)(d)	780,000	780,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 7/1/15, VRDN (a)	39,830,000	39,830,000
(BC & C Proj.) 0.17% 7/1/15, LOC Comerica Bank, VRDN (a)(d)	165,000	165,000
(Consumers Energy Co. Proj.):
0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)	24,500,000	24,500,000
0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
(Greenpath, Inc. Proj.) Series 2011, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (a)	5,145,000	5,145,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.03% 7/1/15, LOC Comerica Bank, VRDN (a)	21,800,000	21,800,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.08% 7/7/15, LOC Comerica Bank, VRDN (a)	9,485,000	9,485,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,300,000	3,300,000
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series Putters 15 5000, 0.08% 7/1/15 (Liquidity Facility JPMorgan Securities LLC) (a)(e)	7,235,000	7,235,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Rev.:
Series 2012 A, 0.05% 7/7/15, VRDN (a)	$ 3,130,000	$ 3,130,000
Series 2012 D2, 0.07% 7/7/15, VRDN (a)	43,015,000	43,015,000
		457,710,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (a)(d)	600,000	600,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/7/15, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.21% 7/7/15, VRDN (a)(d)	500,000	500,000
		1,900,000
New York - 1.0%
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, 0.06% 7/7/15, LOC Fannie Mae, VRDN (a)(d)	10,000,000	10,000,000
Texas - 0.2%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	800,000	800,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (a)	600,000	600,000
Series 2004, 0.29% 7/7/15, VRDN (a)(d)	400,000	400,000
Series 2010 C, 0.21% 7/1/15, VRDN (a)	300,000	300,000
		2,100,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.16% 7/7/15, LOC Bank of America NA, VRDN (a)	1,650,000	1,650,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.2% 7/7/15, VRDN (a)(d)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $480,260,000)		480,260,000
Other Municipal Debt - 40.5%
	Principal Amount	Value
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.13%, tender 12/1/15 (Liquidity Facility Royal Bank of Canada) (a)	$ 3,600,000	$ 3,600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	300,000	300,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 7/23/15, CP mode	1,400,000	1,400,000
Series 1993 B, 0.45% tender 7/6/15, CP mode	500,000	500,000
		1,900,000
Michigan - 39.1%
Farmington Pub. School District Gen. Oblig. Bonds 3% 5/1/16	5,150,000	5,252,579
Kalamazoo Gen. Oblig. TAN Series 2015, 1% 12/1/15	3,000,000	3,010,177
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 0.27%, tender 1/26/16 (a)	27,915,000	27,915,000
Series 2011 A, 5% 11/15/15	750,000	763,234
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 1 A, 5% 10/15/15	9,970,000	10,108,515
0.11% 8/27/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	10,100,000	10,100,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
5% 7/1/15	26,410,000	26,410,000
5% 1/1/16	11,000,000	11,264,646
5% 7/1/16	8,225,000	8,608,399
Series 2013 M1, 0.1%, tender 9/1/15 (a)	10,700,000	10,700,000
Series 2015 MI, 2% 12/1/15	8,960,000	9,029,580
Michigan Gen. Oblig. Bonds:
(Envir. Prog.) Series 2005 B, 5% 11/1/15	1,400,000	1,422,502
Series 2001, 5.5% 12/1/15	2,200,000	2,248,720
Series 2002, 5.5% 12/1/15	1,250,000	1,277,863
4% 11/1/15	765,000	774,836
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.25%, tender 1/26/16 (a)	12,910,000	12,910,000
0.25%, tender 1/26/16 (a)	11,810,000	11,810,000
0.25%, tender 1/26/16 (a)	15,200,000	15,200,000
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds: - continued
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 7/15/15, CP mode	$ 9,900,000	$ 9,900,000
0.07% tender 8/11/15, CP mode	8,000,000	8,000,000
0.08% tender 7/15/15, CP mode	9,800,000	9,800,000
0.08% tender 7/15/15, CP mode	4,500,000	4,500,000
0.08% tender 8/5/15, CP mode	20,000,000	20,000,000
0.08% tender 8/5/15, CP mode	10,700,000	10,700,000
0.08% tender 8/6/15, CP mode	9,900,000	9,900,000
0.09% tender 9/2/15, CP mode	9,000,000	9,000,000
Series 1999 B3, 0.3%, tender 2/3/16 (a)	3,200,000	3,201,794
Series 2012 A, 5% 6/1/16	1,400,000	1,458,130
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,610,000	7,610,000
Michigan Trunk Line Fund Rev. Bonds:
Series 1998 A, 5.25% 11/1/15	1,000,000	1,016,813
Series 2005B, 5% 9/1/15	9,755,000	9,834,864
Series 2006, 5.25% 11/1/15	1,300,000	1,322,232
Series 2012, 5% 11/15/15	2,200,000	2,239,749
Series 2014, 2% 11/15/15	14,800,000	14,902,437
Univ. of Michigan Rev.:
Bonds:
Series 2009 B:
0.07% tender 7/16/15, CP mode	7,000,000	7,000,000
0.08% tender 7/7/15, CP mode	9,500,000	9,500,000
0.08% tender 7/8/15, CP mode	8,900,000	8,900,000
0.08% tender 8/5/15, CP mode	14,000,000	14,000,000
Series 2009, 0.08% tender 8/3/15, CP mode	8,900,000	8,900,000
Series J1:
0.07% 7/16/15, CP	7,445,000	7,445,000
0.08% 8/12/15, CP	19,250,000	19,250,000
0.08% 8/26/15, CP	9,000,000	9,000,000
0.08% 9/18/15, CP	10,300,000	10,300,000
0.09% 7/28/15, CP	8,850,000	8,850,000
		395,337,070
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 7/23/15, CP mode (d)	$ 1,600,000	$ 1,600,000
Series 1990 A1, 0.5% tender 7/10/15, CP mode (d)	1,500,000	1,500,000
		3,100,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 7/10/15, CP mode (d)	700,000	700,000
Washington - 0.4%
Port of Seattle Rev. Series B1, 0.12% 9/4/15, LOC Bank of America NA, CP (d)	3,800,000	3,800,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (d)	400,000	400,000
TOTAL OTHER MUNICIPAL DEBT (Cost $409,137,070)		409,137,070
Investment Company - 9.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $95,018,000)	95,018,000	95,018,000
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $984,415,070)		984,415,070
NET OTHER ASSETS (LIABILITIES) - 2.6%		26,362,500
NET ASSETS - 100%		$ 1,010,777,570
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$ 7,610,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 29,915
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $889,397,070)	$ 889,397,070
Fidelity Central Funds (cost $95,018,000)	95,018,000
Total Investments (cost $984,415,070)		$ 984,415,070
Cash		21,042,797
Receivable for fund shares sold		10,579,831
Interest receivable		1,635,489
Distributions receivable from Fidelity Central Funds		6,645
Other receivables		4,126
Total assets		1,017,683,958

Liabilities
Payable for fund shares redeemed	$ 6,812,681
Distributions payable	342
Accrued management fee	60,074
Other affiliated payables	10,342
Other payables and accrued expenses	22,949
Total liabilities		6,906,388

Net Assets		$ 1,010,777,570
Net Assets consist of:
Paid in capital		$ 1,010,781,943
Distributions in excess of net investment income		(1,887)
Accumulated undistributed net realized gain (loss) on investments		(2,486)
Net Assets, for 1,009,642,484 shares outstanding		$ 1,010,777,570
Net Asset Value, offering price and redemption price per share ($1,010,777,570 ÷ 1,009,642,484 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 349,370
Income from Fidelity Central Funds		29,915
Total income		379,285

Expenses
Management fee	$ 1,814,231
Transfer agent fees	733,181
Accounting fees and expenses	58,794
Custodian fees and expenses	6,178
Independent trustees' compensation	2,005
Registration fees	22,195
Audit	19,100
Legal	5,352
Miscellaneous	3,420
Total expenses before reductions	2,664,456
Expense reductions	(2,335,017)	329,439
Net investment income (loss)		49,846
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,894)
Net increase in net assets resulting from operations		$ 47,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 49,846	$ 99,592
Net realized gain (loss)	(1,894)	(552)
Net increase in net assets resulting from operations	47,952	99,040
Distributions to shareholders from net investment income	(49,865)	(101,460)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,179,693,655	2,312,251,944
Reinvestment of distributions	47,759	96,902
Cost of shares redeemed	(1,213,187,643)	(2,345,811,798)
Net increase (decrease) in net assets and shares resulting from share transactions	(33,446,229)	(33,462,952)
Total increase (decrease) in net assets	(33,448,142)	(33,465,372)

Net Assets
Beginning of period	1,044,225,712	1,077,691,084
End of period (including distributions in excess of net investment income of $1,887 and distributions in excess of net investment income of $1,868, respectively)	$ 1,010,777,570	$ 1,044,225,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)F	-	-	-	-	-	-
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operationsF	-	-	-	-	-	-
Distributions from net investment incomeF	-	-	-	-	-	-
Distributions from net realized gain	-	-	- F	-	-	-
Total distributionsF	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.53%A	.53%	.54%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.07%A	.07%	.11%	.19%	.22%	.30%
Expenses net of all reductions	.07%A	.07%	.11%	.19%	.22%	.30%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,010,778	$ 1,044,226	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity® Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$ 526,993,835	$ 26,973,640	$ (1,823,621)	$ 25,150,019
Fidelity Michigan Municipal Money Market Fund	984,415,070	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Michigan Municipal Income Fund	$ (719,374)	$ (85,197)	$ (804,571)
Fidelity Michigan Municipal Money Market Fund	-	(592)	(592)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $48,302,089 and $47,522,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 453

During the period, the Income Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,330,502.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$ 3,483
Fidelity Michigan Municipal Money Market Fund	4,515

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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www.fidelity.com

MIR-USAN-0815
1.787785.112

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Ohio Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,004.00	$ 2.43
Hypothetical A		$ 1,000.00	$ 1,022.36	$ 2.46
Fidelity Ohio Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	36.7
Education	20.4	18.7
Health Care	19.3	19.9
Special Tax	6.7	6.8
Electric Utilities	6.1	5.7
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	6.6	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	7.4	7.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 6.5%	AAA 8.0%
AA,A 87.8%	AA,A 87.2%
BBB 3.4%	BBB 3.7%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 1.8%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.1%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.9%
	Principal Amount	Value
Guam - 0.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,643,888
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	950,000	1,038,426
6.25% 10/1/34 (c)	900,000	1,060,902
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,174,310
		4,917,526
Ohio - 98.5%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,139,730
Series 2012, 5% 11/15/23	3,245,000	3,733,437
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,728,400
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,960,906
Series 2012:
5% 2/15/25	4,000,000	4,568,880
5.25% 2/15/28	8,040,000	9,194,544
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,532,208
5% 2/15/42	3,000,000	3,262,110
5% 2/15/38	240,000	255,053
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,138,883
5% 12/1/37	1,095,000	1,197,229
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,754,880
5% 12/1/29	1,500,000	1,742,835
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,903,236
5% 6/1/17	3,240,000	3,472,178
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	325,000	333,749
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,944,353
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,430,713
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	$ 2,455,000	$ 2,462,611
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,114,967
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,625,000
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	541,215
5% 12/1/20	1,240,000	1,408,454
Series 2012 F:
5% 12/1/20	3,045,000	3,546,177
5% 12/1/21	2,765,000	3,246,608
Cincinnati Wtr. Sys. Rev. Series A, 5% 12/1/36	1,700,000	1,909,321
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,697,435
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,562,897
Series 2012, 5% 12/1/25	2,350,000	2,712,112
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,271,688
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,333,398
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,413,740
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,220,832
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,090,420
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,448,383
5% 12/1/26	4,060,000	4,606,882
Series 2015 A:
5% 12/1/24	3,725,000	4,319,473
5% 12/1/27	1,750,000	1,977,500
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,275,904
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,217,062
5% 6/1/25	2,500,000	2,883,600
5% 6/1/26	3,075,000	3,535,020
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	$ 5,465,000	$ 6,010,188
Series 2015 Y:
4% 1/1/28	650,000	684,912
4% 1/1/29	1,040,000	1,084,096
4% 1/1/30	1,000,000	1,032,720
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37 (Pre-Refunded to 1/1/17 @ 100)	3,200,000	3,407,520
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,501,240
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,132,130
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,815,300
Series 2014 A, 4% 2/15/28	5,000,000	5,392,500
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,165,710
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,299,862
5% 8/1/27	1,200,000	1,360,368
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,678,887
5% 12/1/25	765,000	890,911
Dayton Gen. Oblig.:
4% 12/1/22	750,000	820,005
4% 12/1/25	1,540,000	1,654,422
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,815,424
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,295,850
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,338,925
4% 12/1/23	1,395,000	1,514,942
4% 12/1/24	1,490,000	1,599,485
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,507,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,479,325
5% 12/1/26	3,045,000	3,565,147
5% 12/1/32	5,920,000	6,707,242
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	$ 5,000,000	$ 5,544,350
Series A:
5% 11/1/15	260,000	263,999
5% 11/1/16	265,000	280,479
Granville Exempted Village School District:
5% 12/1/26 (a)	1,720,000	1,985,276
5% 12/1/27 (a)	1,165,000	1,335,917
5% 12/1/30 (a)	1,130,000	1,274,810
5% 12/1/31 (a)	600,000	674,142
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,173,530
5% 12/1/24	1,800,000	2,112,354
5% 12/1/25	1,170,000	1,371,497
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,459,710
5% 12/1/26	1,500,000	1,768,395
5% 12/1/28	1,550,000	1,800,930
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,124,620
5% 12/1/27	3,825,000	4,268,930
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Pre-Refunded to 6/1/16 @ 100)	1,070,000	1,114,501
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,462,420
(The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/27	3,000,000	3,386,040
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,848,950
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,533,635
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,743,050
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,160
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,664,565
6.25% 12/1/34	4,100,000	4,871,907
Hilliard Gen. Oblig. 5% 12/1/18	235,000	239,383
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	$ 1,500,000	$ 1,649,475
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,580,479
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,556,600
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,108,590
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,233,056
Series 2012 A:
5% 5/1/24	1,385,000	1,590,506
5% 5/1/25	1,500,000	1,714,515
5% 5/1/26	1,600,000	1,819,200
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,319,850
5% 8/15/17	1,000,000	1,072,350
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,550,367
5% 12/1/27	3,215,000	3,758,431
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,184,860
5% 10/1/49	3,000,000	3,202,230
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,175,761
Series 2011 A, 6.5% 11/15/37	2,800,000	3,419,528
Series 2011 D:
5% 11/15/22	1,000,000	1,159,480
5% 11/15/25	5,000,000	5,778,200
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,176,150
Marysville Village School District 5% 12/1/29 (Pre-Refunded to 12/1/15 @ 100)	4,000,000	4,077,600
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,315,023
Miamisburg City School District:
Series 2008, 5% 12/1/33	2,390,000	2,635,477
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,576,972
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,220,290
Series 2012 A, 5% 8/1/47	10,725,000	10,999,882
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	$ 500,000	$ 484,180
5% 12/1/28	1,400,000	1,621,410
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,828,725
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,039,200
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	781,468
5% 12/1/27	220,000	256,368
5% 12/1/28	365,000	422,378
5% 12/1/29	500,000	574,975
5% 12/1/30	750,000	857,663
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,212,303
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,308,050
Ohio Air Quality Dev. Auth. Rev.:
Bonds (FirstEnergy Nuclear Generation Proj.) Series 2008 C, 3.95%, tender 5/1/20 (b)(c)	2,000,000	2,060,120
Series 2009 C, 5.625% 6/1/18	2,600,000	2,850,562
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,037,468
Series 2010 A, 5% 10/1/24	6,030,000	6,950,781
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	992,360
5% 10/1/22	1,090,000	1,288,304
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,422,645
Series 2011, 5.25% 9/1/23	2,000,000	2,350,980
Series 2012 A:
5% 2/1/26	1,000,000	1,167,540
5% 2/1/27	5,000,000	5,809,800
Series 2012 B:
5% 9/1/21	1,390,000	1,646,163
5% 3/15/25	7,500,000	8,799,225
Series 2012 C, 5% 9/1/23	1,000,000	1,203,770
Series 2013 A, 5% 9/15/22	10,000,000	11,940,793
Series Q, 5% 4/1/25	1,845,000	2,166,750
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	$ 2,335,000	$ 2,618,352
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,760,355
5.5% 1/1/43	3,500,000	3,765,580
(Denison Univ. 2015 Proj.):
5% 11/1/28 (a)	1,465,000	1,694,097
5% 11/1/29 (a)	1,250,000	1,436,400
5% 11/1/30 (a)	2,285,000	2,611,298
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,031,660
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,477,300
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,997,308
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,820,950
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,574,550
Series 2013:
5% 12/1/23	540,000	627,934
5% 12/1/24	585,000	676,845
5% 12/1/25	1,000,000	1,150,470
5% 12/1/26	1,195,000	1,366,208
5% 12/1/27	2,300,000	2,611,443
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,149,700
5% 5/1/28	1,000,000	1,129,900
5% 5/1/29	855,000	959,250
5% 5/1/31	1,005,000	1,116,073
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,863,800
Series 2011 A, 5% 1/1/32	3,500,000	3,881,535
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,611,850
Ohio Infrastructure Impt.:
Series 2014 C, 4% 3/1/25	7,650,000	8,416,530
5.375% 9/1/23	370,000	410,415
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	800,000	892,280
5.375% 9/1/28	4,560,000	5,029,042
5.375% 9/1/28 (Pre-Refunded to 3/1/18 @ 100)	2,650,000	2,955,678
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,237,700
Series 2012 A:
4% 6/1/27	1,270,000	1,388,313
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts: - continued
Series 2012 A:
5% 6/1/24	$ 1,690,000	$ 2,041,807
Series 2013 A:
5% 6/1/28	2,000,000	2,297,720
5% 6/1/38	3,500,000	3,869,810
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	2,677,700
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,511,890
Series 2010 A, 5% 2/15/31	5,475,000	6,054,584
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,172,400
5% 12/1/24	5,075,000	5,938,714
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,282,832
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,062,208
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,245,191
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,381,594
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	265,000	271,453
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,264,260
5% 6/1/30	1,000,000	1,128,070
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,381,200
0% 12/1/41	4,000,000	1,310,960
5% 12/1/39	2,750,000	3,054,700
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,207,925
5% 12/1/32 (Pre-Refunded to 6/1/18 @ 100)	1,500,000	1,669,860
4% 12/1/30	4,625,000	4,816,984
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,904,590
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,204,400
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	$ 2,780,000	$ 3,251,321
St. Marys City School District 5% 12/1/35	495,000	531,155
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,916,494
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,114,310
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,859,829
Univ. of Akron Gen. Receipts Series 2015 A, 5% 1/1/31	4,000,000	4,477,320
Univ. of Cincinnati Gen. Receipts:
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,104,450
5% 6/1/23 (FSA Insured)	2,000,000	2,208,300
5% 6/1/24 (FSA Insured)	2,000,000	2,208,300
Series 2010 F, 5% 6/1/32	2,000,000	2,222,320
Series 2012 A:
5% 6/1/22	2,000,000	2,358,180
5% 6/1/23	2,000,000	2,351,180
Series 2012 C:
4% 6/1/28	2,000,000	2,106,020
5% 6/1/24	1,230,000	1,443,872
Series 2013 A:
5% 6/1/33	4,085,000	4,573,525
5% 6/1/34	5,130,000	5,724,618
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,780,385
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,042,257
		592,011,941
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,107,540
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,141,930
Series 2009 B, 5% 10/1/25	1,000,000	1,098,840
		3,348,310
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $576,560,270)	600,277,777
NET OTHER ASSETS (LIABILITIES) - 0.1%	698,112
NET ASSETS - 100%	$ 600,975,889
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Education	20.4%
Health Care	19.3%
Special Tax	6.7%
Electric Utilities	6.1%
Others* (Individually Less Than 5%)	11.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $576,560,270)		$ 600,277,777
Cash		7,279,968
Receivable for fund shares sold		441,231
Interest receivable		5,369,429
Other receivables		1,604
Total assets		613,370,009

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 11,077,215
Payable for fund shares redeemed	433,636
Distributions payable	619,182
Accrued management fee	180,042
Other affiliated payables	54,346
Other payables and accrued expenses	29,699
Total liabilities		12,394,120

Net Assets		$ 600,975,889
Net Assets consist of:
Paid in capital		$ 572,316,738
Undistributed net investment income		111,429
Accumulated undistributed net realized gain (loss) on investments		4,830,215
Net unrealized appreciation (depreciation) on investments		23,717,507
Net Assets, for 49,605,572 shares outstanding		$ 600,975,889
Net Asset Value, offering price and redemption price per share ($600,975,889 ÷ 49,605,572 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 10,478,211

Expenses
Management fee	$ 1,092,881
Transfer agent fees	252,524
Accounting fees and expenses	73,070
Custodian fees and expenses	9,664
Independent trustees' compensation	1,220
Registration fees	14,837
Audit	24,446
Legal	1,099
Miscellaneous	2,266
Total expenses before reductions	1,472,007
Expense reductions	(2,029)	1,469,978
Net investment income (loss)		9,008,233
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,014,644
Change in net unrealized appreciation (depreciation) on investment securities		(12,093,207)
Net gain (loss)		(7,078,563)
Net increase (decrease) in net assets resulting from operations		$ 1,929,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,008,233	$ 18,153,626
Net realized gain (loss)	5,014,644	348,994
Change in net unrealized appreciation (depreciation)	(12,093,207)	36,395,153
Net increase (decrease) in net assets resulting from operations	1,929,670	54,897,773
Distributions to shareholders from net investment income	(9,005,642)	(18,150,443)
Distributions to shareholders from net realized gain	(394,147)	-
Total distributions	(9,399,789)	(18,150,443)
Share transactions
Proceeds from sales of shares	38,997,593	78,804,565
Reinvestment of distributions	5,355,889	10,430,750
Cost of shares redeemed	(34,602,247)	(62,637,078)
Net increase (decrease) in net assets resulting from share transactions	9,751,235	26,598,237
Redemption fees	926	886
Total increase (decrease) in net assets	2,282,042	63,346,453

Net Assets
Beginning of period	598,693,847	535,347,394
End of period (including undistributed net investment income of $111,429 and undistributed net investment income of $108,839, respectively)	$ 600,975,889	$ 598,693,847
Other Information Shares
Sold	3,170,660	6,573,215
Issued in reinvestment of distributions	435,822	867,797
Redeemed	(2,824,708)	(5,248,709)
Net increase (decrease)	781,774	2,192,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Income from Investment Operations
Net investment income (loss) D	.182	.384	.392	.421	.443	.447
Net realized and unrealized gain (loss)	(.132)	.780	(.779)	.426	.630	(.216)
Total from investment operations	.050	1.164	(.387)	.847	1.073	.231
Distributions from net investment income	(.182)	(.384)	(.392)	(.420)	(.443)	(.447)
Distributions from net realized gain	(.008)	-	(.131)	(.047)	-	(.004)
Total distributions	(.190)	(.384)	(.523)	(.467)	(.443)	(.451)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.12	$ 12.26	$ 11.48	$ 12.39	$ 12.01	$ 11.38
Total Return B, C	.40%	10.26%	(3.16)%	7.14%	9.62%	1.95%
Ratios to Average Net Assets E
Expenses before reductions	.49%A	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.49%A	.48%	.48%	.49%	.49%	.48%
Net investment income (loss)	3.00%A	3.20%	3.28%	3.42%	3.81%	3.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 600,976	$ 598,694	$ 535,347	$ 647,324	$ 554,942	$ 533,024
Portfolio turnover rate	20%A	7%	17%	14%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	75.0	74.9	76.5
8 - 30	0.6	1.0	0.1
31 - 60	4.6	2.7	2.7
61 - 90	1.7	2.9	4.7
91 - 180	7.7	13.0	7.4
> 180	10.4	5.5	8.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	48 Days	37 Days	42 Days
Ohio Tax-Free Money Market Funds Average*	42 Days	36 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	57 Days	38 Days	42 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 65.9%	Variable Rate Demand Notes (VRDNs) 61.7%
Other Municipal Debt 30.9%	Other Municipal Debt 24.2%
Investment Companies 4.7%	Investment Companies 8.7%
Net Other Assets (Liabilities)** (1.5)%	Net Other Assets (Liabilities) 5.4%

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.41%.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.9%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (b)(e)	$ 700,000	$ 700,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.33% 7/7/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	1,000,000	1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 0.15% 7/1/15, VRDN (b)(e)	700,000	700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (b)	600,000	600,000
Series 2010 B1, 0.27% 7/7/15, VRDN (b)	2,900,000	2,900,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.2% 7/7/15, VRDN (b)(e)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (b)(e)	700,000	700,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.07% 7/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	1,500,000	1,500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.25% 7/7/15, VRDN (b)	400,000	400,000
Series 2012 A, 0.21% 7/7/15, VRDN (b)(e)	700,000	700,000
		1,100,000
New York - 0.4%
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 2000 A, 0.06% 7/7/15, LOC Fannie Mae, VRDN (b)(e)	5,300,000	5,300,000
Ohio - 63.8%
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.04% 7/1/15, LOC Bank of America NA, VRDN (b)	25,665,000	25,665,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Allen County Hosp. Facilities Rev.: - continued
(Catholic Healthcare Partners Proj.):
Series 2010 C, 0.03% 7/1/15, LOC MUFG Union Bank NA, VRDN (b)	$ 14,150,000	$ 14,150,000
Series 2012 B, 0.09% 7/7/15, VRDN (b)	99,800,000	99,800,001
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.02% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)	13,700,000	13,700,000
Athens County Port Auth. Hsg. 0.09% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	13,085,000	13,085,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.09% 7/7/15, LOC Bank of America NA, VRDN (b)	2,985,000	2,985,000
Series 2009 D, 0.09% 7/7/15, LOC Bank of America NA, VRDN (b)	13,100,000	13,100,000
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.07% 7/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.08% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400,000	6,400,000
Series Putters 2456, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	3,200,000	3,200,000
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,470,000	7,470,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series 15 XF0244, 0.08% 7/7/15 (Liquidity Facility Toronto-Dominion Bank) (b)(f)	2,000,000	2,000,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.1% 7/7/15, LOC Northern Trust Co., VRDN (b)	10,195,000	10,195,000
(U.S. Health Corp. of Columbus Proj.):
Series 1996 A, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	12,135,000	12,135,000
Series 1996 B, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	11,060,000	11,060,000
Participating VRDN Series BC 11 21B, 0.12% 7/7/15 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,315,000	3,315,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series 1998, 0.09% 7/7/15, LOC Northern Trust Co., VRDN (b)	$ 7,125,000	$ 7,125,000
Series 2009 A, 0.09% 7/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	22,300,000	22,300,000
Series 2009 B, 0.09% 7/7/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	10,170,000	10,170,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,080,000	3,080,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.06% 7/7/15, LOC PNC Bank NA, VRDN (b)	8,000,000	8,000,000
Series 2000, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	12,235,000	12,235,000
Series 2002 I, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,745,000	17,745,000
Series 2007 M, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	10,015,000	10,015,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	14,400,000	14,400,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 7/7/15, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,015,000	12,015,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.27% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,645,000	1,645,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.09% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,230,000	1,230,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.14% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,925,000	8,925,000
Middletown Hosp. Facilities Rev.:
Series 2008 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	30,525,000	30,524,977
Series 2008 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,625,000	7,625,000
Ohio Air Quality Dev. Auth. Rev.:
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	31,600,000	31,600,000
Series 2008 B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	22,400,000	22,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
(Ohio Valley Elec. Corp. Proj.):
Series 2009 B, 0.08% 7/7/15, LOC Bank of Nova Scotia, VRDN (b)	$ 11,000,000	$ 11,000,000
Series 2009 C, 0.06% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,150,000	12,150,000
Series 2009 D, 0.08% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
(TimkenSteel Proj.):
Series 2001, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	9,500,000	9,500,000
Series 2003, 0.08% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	8,500,000	8,500,000
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2005 A, 0.05% 7/7/15, VRDN (b)	2,200,000	2,200,000
Series 2005 B, 0.05% 7/7/15, VRDN (b)	5,265,000	5,265,000
(Infrastructure Impt. Proj.):
Series 2003 B, 0.08% 7/7/15, VRDN (b)	3,355,000	3,355,000
Series 2003 D, 0.08% 7/7/15, VRDN (b)	11,565,000	11,564,977
0.08% 7/7/15, VRDN (b)	6,390,000	6,390,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	46,900,000	46,900,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.03% 7/1/15 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,000,000	2,000,000
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,700,000	2,700,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series F, 0.07% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	11,305,000	11,305,000
Participating VRDN Series Merlots 06 A2, 0.14% 7/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	240,000	240,000
Series 2004 D, 0.1% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	6,400,000	6,400,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.21% 7/7/15, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	325,000	325,000
(Wingate at Belle Meadows Proj.) 0.08% 7/7/15, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	8,555,000	8,555,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.05% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 22,600,000	$ 22,600,000
Series 2008 B, 0.08% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	10,875,000	10,875,000
Series 2008 H, 0.08% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	7,100,000	7,100,000
Ohio State Univ. Gen. Receipts:
Series 1997, 0.07% 7/7/15, VRDN (b)	2,060,000	2,060,000
Series 2001, 0.05% 7/7/15, VRDN (b)	3,155,000	3,155,000
Series 2005 B, 0.05% 7/7/15, VRDN (b)	10,000,000	10,000,000
Series 2008 B, 0.05% 7/7/15, VRDN (b)	3,975,000	3,975,000
Series 2010 E, 0.05% 7/7/15, VRDN (b)	26,600,000	26,600,000
Series 2014 B2, 0.05% 7/7/15, VRDN (b)	6,800,000	6,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.13% 7/7/15, LOC Bank of America NA, VRDN (b)(e)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Rev. (TimkenSteel Proj.) Series 2001, 0.07% 7/7/15, LOC Northern Trust Co., VRDN (b)	3,200,000	3,200,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.22% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	345,000	345,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.3% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	350,000	350,000
		761,284,955
Texas - 0.6%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,750,000	3,750,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,000,000	1,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	600,000	600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (b)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.): - continued
Series 2004, 0.29% 7/7/15, VRDN (b)(e)	$ 900,000	$ 900,000
Series 2010 B, 0.2% 7/1/15, VRDN (b)	500,000	500,000
		7,050,000
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 7/7/15, VRDN (b)	1,095,000	1,095,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.18% 7/7/15, VRDN (b)	1,500,000	1,500,000
		2,595,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $786,179,955)		786,179,955
Other Municipal Debt - 30.9%

Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.5% tender 7/10/15, CP mode	1,000,000	1,000,000
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.13%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	4,300,000	4,300,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 8/6/15, CP mode	400,000	400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/16/15, CP mode	2,800,000	2,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.48% tender 7/16/15, CP mode (e)	2,000,000	2,000,000
Ohio - 29.9%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15 (b)(g)	477,000	477,000
Avon Gen. Oblig. BAN Series 2014, 1% 9/9/15	3,000,000	3,004,304
Avon Lake BAN Series 2015, 2% 7/13/16 (a)	11,711,000	11,888,070
Bay Village Gen. Oblig. BAN Series 2015, 1% 6/10/16	3,311,000	3,329,945
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Beachwood Gen. Oblig. BAN Series 2014, 1% 8/5/15	$ 5,200,000	$ 5,204,228
Belmont County BAN Series 2015, 1.5% 4/22/16	4,402,000	4,439,198
Berea BAN Series 2015, 1% 3/17/16	1,180,000	1,186,018
Cleveland Muni. School District Bonds Series 2015 A, 2% 12/1/15	5,500,000	5,539,561
Cleveland Wtr. Rev. Bonds Series 2011 W, 5% 1/1/16	3,035,000	3,108,255
Columbus Gen. Oblig.:
BAN Series 2014, 1% 8/28/15	9,000,000	9,012,271
Bonds:
Series 2011 A, 5% 7/1/15	1,500,000	1,500,000
Series 2012 4, 5% 8/15/15	1,000,000	1,006,006
Series 2012 A, 5% 2/15/16	12,915,000	13,298,130
Series 2013 B, 4% 8/15/15	5,975,000	6,003,521
Delaware Gen. Oblig. BAN Series 2015, 1% 4/18/16	6,070,000	6,106,181
Dublin City School District BAN Series 2015, 1% 5/5/16	2,250,000	2,263,638
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.11%, tender 6/1/16 (b)	11,500,000	11,500,000
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 12/12/15 (b)	34,585,000	34,585,000
Highland Heights Gen. Oblig. BAN 1% 6/16/16	4,700,000	4,726,909
Hilliard Gen. Oblig. BAN Series 2015 B, 1% 4/22/16	3,000,000	3,018,149
Independence Gen. Oblig. BAN Series 2015, 1% 4/14/16	2,150,000	2,162,655
Lakewood Gen. Oblig. BAN Series 2015, 1% 4/7/16	10,000,000	10,057,358
Lebanon Gen. Oblig. BAN 1% 4/14/16	3,000,000	3,017,640
Lima Gen. Oblig. BAN Series 2015, 1.25% 3/16/16	2,100,000	2,114,216
Lucas County Gen. Oblig. BAN 1.5% 7/13/16 (a)	11,552,000	11,678,494
Mason City School District BAN 1.25% 1/26/16	4,400,000	4,425,870
Mason Gen. Oblig. BAN Series 2014, 1.25% 12/15/15	3,000,000	3,014,094
North Olmsted Gen. Oblig. BAN Series 2015, 0.3% 2/3/16	1,335,000	1,335,000
North Ridgeville Gen. Oblig. BAN Series 2015, 1% 6/2/16	10,090,000	10,151,951
Ohio Bldg. Auth. Bonds Series 2011 B, 5% 10/1/15	3,000,000	3,036,598
Ohio Dept. of Administrative Svcs. Ctfs. of Prtn. Bonds:
(Enterprise Data Ctr. Solutions Proj.) Series 2014, 5% 9/1/15	1,360,000	1,370,939
(Multi-Agcy. Radio Communications Sys. Proj.) Series 2014, 5% 9/1/15	455,000	458,660
Ohio Gen. Oblig. Bonds:
(Administrative Bldg. Fund Projs.) Series 2013 A, 3% 10/1/15	1,295,000	1,304,371
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/15	2,000,000	2,008,303
Series 2009 A, 5% 11/1/15	2,200,000	2,235,465
Series 2009 B, 5% 8/1/15	5,990,000	6,014,669
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series 2009 C, 5% 8/1/15	$ 1,250,000	$ 1,255,130
Series 2012 A, 5% 9/1/15	3,490,000	3,518,458
Series 2013 A, 2% 5/1/16	2,250,000	2,282,158
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	12,000,000	12,000,000
0.08% tender 8/3/15, CP mode	12,000,000	12,000,000
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.14% tender 12/3/15, CP mode	12,000,000	12,000,000
Series 2008 B6:
0.08% tender 8/3/15, CP mode	12,200,000	12,200,000
0.09% tender 9/1/15, CP mode	12,400,000	12,400,000
0.12% tender 10/5/15, CP mode	11,700,000	11,700,000
0.13% tender 11/5/15, CP mode	23,400,000	23,400,000
Series 2008 A, 5% 1/1/16	1,750,000	1,792,243
Series 2012 A, 4% 1/1/16	1,355,000	1,380,555
Series 2013 A2, 0.37% 1/1/16 (b)	2,015,000	2,017,109
Ohio Infrastructure Impt. Bonds Series 2015 T, 5% 4/1/16	1,610,000	1,666,834
Ohio Juvenile Correctional Bonds (Juvenile Correctional Bldg. Fund Proj.) Series 2015 B, 3% 4/1/16	965,000	984,501
Ohio Mental Health Cap. Facilities Bonds (Mental Health Facilities Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	4,320,000	4,339,915
Ohio St Parks & Recreation Cap. Facilities Bonds (Park and Recreation Impt. Funds Proj.) Series 2015 A, 1% 2/1/16	2,095,000	2,104,658
Ohio State Cultural & Sport Cap. Facilities Bonds Series 2011 A, 5% 10/1/15	1,500,000	1,518,200
Ohio State Univ. Gen. Receipts Bonds Series 2010 A, 5% 12/1/15	5,565,000	5,677,070
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2005, 5% 12/1/15	1,100,000	1,122,196
Stow Gen. Oblig. BAN Series 2015, 1% 4/29/16	3,300,000	3,319,888
Strongsville Gen. Oblig. BAN:
1% 10/15/15	2,300,000	2,305,331
1.5% 10/15/15	650,000	652,447
Union County Gen. Oblig. BAN 1% 3/30/16	2,950,000	2,965,379
Univ. of Akron Gen. Receipts Bonds Series 2015 A, 1% 1/1/16	1,600,000	1,605,753
Westerville Gen. Oblig. BAN 1.25% 12/1/15	8,000,000	8,036,150
Willoughby BAN Series 2015, 1.25% 5/27/16	5,700,000	5,747,786
		357,274,428
Other Municipal Debt - continued
	Principal Amount	Value
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (e)	$ 400,000	$ 400,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.45% tender 7/10/15, CP mode (e)	900,000	900,000
		1,300,000
TOTAL OTHER MUNICIPAL DEBT (Cost $369,074,428)		369,074,428
Investment Company - 4.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $56,151,000)	56,151,000	56,151,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,211,405,383)		1,211,405,383
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(17,725,425)
NET ASSETS - 100%		$ 1,193,679,958
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $477,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. (Omega Joint Venture 6 Proj.) 0.24%, tender 8/15/15	7/30/04	$ 477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 23,069
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,155,254,383) Fidelity Central Funds (cost $56,151,000)	$ 1,155,254,383 56,151,000
Total Investments (cost $1,211,405,383)		$ 1,211,405,383
Cash		6,305,887
Receivable for investments sold		222
Receivable for fund shares sold		11,391,487
Interest receivable		1,459,956
Distributions receivable from Fidelity Central Funds		4,159
Other receivables		1,828
Total assets		1,230,568,922

Liabilities
Payable for investments purchased Regular delivery Delayed delivery	$ 5,539,820 23,566,565
Payable for fund shares redeemed	7,665,841
Distributions payable	680
Accrued management fee	80,653
Other affiliated payables	11,220
Other payables and accrued expenses	24,185
Total liabilities		36,888,964

Net Assets		$ 1,193,679,958
Net Assets consist of:
Paid in capital		$ 1,193,623,408
Undistributed net investment income		111
Accumulated undistributed net realized gain (loss) on investments		56,439
Net Assets, for 1,193,125,119 shares outstanding		$ 1,193,679,958
Net Asset Value, offering price and redemption price per share ($1,193,679,958 ÷ 1,193,125,119 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 459,697
Income from Fidelity Central Funds		23,069
Total income		482,766

Expenses
Management fee	$ 2,180,969
Transfer agent fees	816,738
Accounting fees and expenses	66,736
Custodian fees and expenses	7,536
Independent trustees' compensation	2,462
Registration fees	15,260
Audit	19,268
Legal	2,284
Miscellaneous	4,305
Total expenses before reductions	3,115,558
Expense reductions	(2,701,100)	414,458
Net investment income (loss)		68,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,439
Net increase in net assets resulting from operations		$ 124,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,308	$ 119,194
Net realized gain (loss)	56,439	86,075
Net increase in net assets resulting from operations	124,747	205,269
Distributions to shareholders from net investment income	(60,025)	(127,774)
Distributions to shareholders from net realized gain	-	(76,622)
Total distributions	(60,025)	(204,396)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,442,796,429	3,063,824,579
Reinvestment of distributions	55,779	191,337
Cost of shares redeemed	(1,586,172,610)	(3,059,401,718)
Net increase (decrease) in net assets and shares resulting from share transactions	(143,320,402)	4,614,198
Total increase (decrease) in net assets	(143,255,680)	4,615,071

Net Assets
Beginning of period	1,336,935,638	1,332,320,567
End of period (including undistributed net investment income of $111 and distributions in excess of net investment income of $8,172, respectively)	$ 1,193,679,958	$ 1,336,935,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations F.	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Distributions from net realized gain	-	- F	-	-	-	-
Total distributions F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.52%A	.51%	.52%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.07%A	.08%	.12%	.19%	.24%	.37%
Expenses net of all reductions	.07%A	.08%	.12%	.19%	.24%	.37%
Net investment income (loss)	.01%A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,193,680	$ 1,336,936	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 576,540,506	$ 26,356,531	$ (2,619,260)	$ 23,737,271
Fidelity Ohio Municipal Money Market Fund	1,211,405,383	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $74,207,652 and $58,523,973, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 475

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,697,219.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$ 2,029
Fidelity Ohio Municipal Money Market Fund	3,881

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-USAN-0815
1.787787.112

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Fidelity Pennsylvania Municipal Income Fund	.50%
Actual		$ 1,000.00	$ 1,004.00	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund	.07%
Actual		$ 1,000.00	$ 1,000.05	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	25.8	25.0
Health Care	20.2	21.3
Education	14.9	14.7
Electric Utilities	9.1	9.5
Escrowed/Pre-Refunded	7.4	3.8
Weighted Average Maturity as of June 30, 2015
		6 months ago
Years	5.7	5.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of June 30, 2015
6 months ago
Years	6.3	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA 0.6%	AAA 0.6%
AA,A 81.2%	AA,A 83.7%
BBB 11.3%	BBB 9.2%
BB and Below 0.6%	BB and Below 0.7%
Not Rated 1.6%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 4.7%	Short-Term Investments and Net Other Assets 4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.3%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 644,070
6.25% 10/1/34 (c)	700,000	825,146
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,051,002
		2,520,218
Pennsylvania - 93.2%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,138,200
Allegheny County Series C:
5% 12/1/28	1,000,000	1,141,650
5% 12/1/30	1,365,000	1,538,300
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,599,514
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,626,233
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,886,016
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,137,280
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,307,219
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,750,944
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	4,054,920
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,855,409
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,121,480
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,133,200
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	274,403
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,268,910
Series 2015 A:
5% 7/1/26	500,000	565,900
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.): - continued
5% 7/1/27	$ 490,000	$ 549,300
5% 7/1/28	540,000	601,506
5% 7/1/29	710,000	785,849
5% 7/1/30	685,000	753,973
5% 7/1/35	1,885,000	2,035,706
5% 7/1/39	1,625,000	1,732,868
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,196,520
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,315,560
Chambersburg Area School District 5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485,000	1,496,657
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	914,608
5% 6/1/25	1,175,000	1,336,986
5% 6/1/26	1,250,000	1,414,788
5% 6/1/42	12,000,000	12,829,071
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,651,708
5% 11/1/42	3,000,000	3,228,000
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	2,055,000	2,142,666
5% 6/1/42	2,170,000	2,307,752
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,599,696
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,762,988
Series 2012:
5% 8/1/21	350,000	410,165
5% 8/1/22	300,000	353,208
Series 2014:
5% 8/1/23	1,050,000	1,245,794
5% 8/1/24	1,100,000	1,315,006
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,676,500
East Stroudsburg Area School District:
Series 2007 A, 7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,138,300
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District: - continued
Series 2014 A:
7.75% 9/1/27	$ 225,000	$ 255,758
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,644,626
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,523,912
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,956,195
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	554,815
5% 8/1/31	3,080,000	3,469,866
5% 8/1/34	1,000,000	1,116,570
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,990,365
5.375% 7/1/42	2,130,000	2,299,122
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	1,968,200
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,821,073
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,126,046
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,781,391
5% 4/1/44	1,295,000	1,424,694
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,824,150
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,921,400
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,274,119
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,332,920
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,505,770
5% 1/1/41	1,750,000	1,842,978
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,766,325
5% 2/15/27	3,625,000	4,245,745
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,151,180
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.): - continued
Series 2012 A:
5% 6/1/23	$ 3,850,000	$ 4,406,787
5% 6/1/24	1,500,000	1,709,820
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,049,290
Montgomery County Higher Ed. & Health Auth. Rev.:
(Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	929,070
Series 2014 A:
5% 10/1/26	1,000,000	1,100,040
5% 10/1/27	1,000,000	1,091,050
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,107,180
5% 4/1/42	1,000,000	1,105,390
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,186,330
5% 10/1/25	2,500,000	2,934,775
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/16	1,245,000	1,306,428
(St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,603,323
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,969,704
5% 3/1/25	3,255,000	3,657,383
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,605,200
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15 (Escrowed to Maturity)	2,000,000	2,027,980
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,016,880
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27	805,000	883,769
Second Series 2007 A, 5% 8/1/25 (Pre-Refunded to 8/1/17 @ 100)	2,500,000	2,718,850
Second Series 2009, 5% 4/15/25	500,000	556,580
Series 2012, 5% 6/1/25	10,000,000	11,473,300
Series 2013, 5% 10/15/27	2,255,000	2,577,893
Series 2015 1, 5% 3/15/31	7,000,000	7,874,720
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	$ 2,500,000	$ 2,592,750
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	273,078
5% 3/1/20	300,000	340,788
5% 3/1/22	275,000	317,617
5% 3/1/23	585,000	674,435
5% 3/1/42	3,950,000	4,244,236
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22	2,655,000	3,022,903
Series 2011 A, 5.75% 8/15/41	4,980,000	5,802,447
First Series 2012:
5% 4/1/20	750,000	859,568
5% 4/1/21	500,000	579,130
5% 4/1/22	600,000	697,284
5% 4/1/23	800,000	926,472
5% 4/1/24	1,100,000	1,271,688
Series 2010 E, 5% 5/15/31	2,500,000	2,767,275
Series 2010:
5% 9/1/30	1,150,000	1,303,617
5% 9/1/31	1,025,000	1,158,722
Series 2011 A, 5% 9/1/41	2,000,000	2,199,920
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,456,813
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,449,025
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,439,088
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,153,067
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,561,579
Series 2008 A, 5% 8/15/29	3,945,000	4,285,217
Series 2010, 5% 3/1/40	4,385,000	4,841,215
Series 2015 A:
5% 9/1/30	1,100,000	1,275,615
5% 9/1/31	1,415,000	1,632,924
5% 9/1/31	4,000,000	4,616,040
5% 9/1/32	1,500,000	1,723,995
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,328,020
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/25 (Pre-Refunded to 6/1/16 @ 100)	4,345,000	4,525,709
5% 12/1/26 (Pre-Refunded to 6/1/16 @ 100)	3,500,000	3,645,565
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,402,360
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,236,700
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	2,342,250
Series 2014 A, 5% 12/1/31	865,000	965,963
Series 2014 A2, 0% 12/1/40 (a)	5,500,000	3,753,970
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,504,500
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,003,010
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,002,960
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,708,235
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,806,188
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,675,995
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,350,053
Ninth Series, 5.25% 8/1/40	8,665,000	9,519,716
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,569,456
Series 1998 A, 5.25% 8/1/17	3,555,000	3,824,078
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,588,660
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,679,760
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,762,000
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,137,660
5% 4/15/25	2,230,000	2,510,244
Series 2015 A, 5% 4/15/29	3,000,000	3,314,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	$ 2,030,000	$ 2,115,260
Series 2010 C, 5% 9/1/21	4,000,000	4,453,920
Series 2015 A, 5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,034
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	125,000	125,424
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,357,840
Series 2011 A, 5% 1/1/41	2,715,000	2,926,499
Series 2015 B, 5% 7/1/30	3,500,000	3,948,665
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,543,873
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,319,880
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	676,240
5% 9/1/24 (Build America Mutual Assurance Insured)	1,000,000	1,183,600
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,496,586
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,160,663
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,318,337
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,127,420
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,633,600
Series 2014 A, 5% 9/1/23	1,000,000	1,167,060
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	985,887
5% 9/1/20 (FSA Insured)	1,050,000	1,216,856
5% 9/1/21 (FSA Insured)	730,000	853,866
5% 9/1/22 (FSA Insured)	885,000	1,040,468
5% 9/1/23 (FSA Insured)	1,085,000	1,286,550
5% 9/1/24 (FSA Insured)	1,060,000	1,242,384
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,177,930
Southcentral Pennsylvania Gen. Auth. Rev.:
6% 6/1/25	1,080,000	1,212,278
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,619,112
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	$ 1,500,000	$ 1,545,135
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,110,260
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,938,620
5% 5/1/28 (FSA Insured)	1,000,000	1,089,290
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,258,320
Series 2000 C, 5% 9/15/35	2,000,000	2,221,300
Series 2007 B, 5.25% 9/15/28	2,500,000	2,848,825
Series 2009 B, 5% 9/15/28	2,000,000	2,232,860
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,838,421
Series 2011 B, 5.75% 1/1/41	1,500,000	1,721,490
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,087,940
5% 7/1/25	4,465,000	5,018,660
5.25% 7/1/20	1,000,000	1,103,960
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,577,600
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,194,250
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,248,777
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,847,166
		433,591,081
Pennsylvania, New Jersey - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	587,015
5% 7/1/23	1,000,000	1,162,120
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania, New Jersey - continued
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.: - continued
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	$ 1,425,000	$ 1,544,757
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,858,190
		7,152,082
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $424,044,170)	443,263,381
NET OTHER ASSETS (LIABILITIES) - 4.7%	22,063,799
NET ASSETS - 100%	$ 465,327,180
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	25.8%
Health Care	20.2%
Education	14.9%
Electric Utilities	9.1%
Escrowed/Pre-Refunded	7.4%
Water & Sewer	6.9%
Transportation	6.3%
Others* (Individually Less Than 5%)	9.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $424,044,170)		$ 443,263,381
Cash		16,803,979
Receivable for fund shares sold		645,303
Interest receivable		5,395,359
Other receivables		2,306
Total assets		466,110,328

Liabilities
Payable for fund shares redeemed	$ 153,493
Distributions payable	420,080
Accrued management fee	138,857
Other affiliated payables	41,739
Other payables and accrued expenses	28,979
Total liabilities		783,148

Net Assets		$ 465,327,180
Net Assets consist of:
Paid in capital		$ 445,200,408
Undistributed net investment income		116,908
Accumulated undistributed net realized gain (loss) on investments		790,653
Net unrealized appreciation (depreciation) on investments		19,219,211
Net Assets, for 41,602,098 shares outstanding		$ 465,327,180
Net Asset Value, offering price and redemption price per share ($465,327,180 ÷ 41,602,098 shares)		$ 11.19

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 8,490,024

Expenses
Management fee	$ 831,154
Transfer agent fees	187,187
Accounting fees and expenses	59,750
Custodian fees and expenses	8,668
Independent trustees' compensation	922
Registration fees	17,120
Audit	24,342
Legal	4,556
Miscellaneous	1,449
Total expenses before reductions	1,135,148
Expense reductions	(3,170)	1,131,978
Net investment income (loss)		7,358,046
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		962,949
Change in net unrealized appreciation (depreciation) on investment securities		(6,856,409)
Net gain (loss)		(5,893,460)
Net increase (decrease) in net assets resulting from operations		$ 1,464,586

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,358,046	$ 14,376,696
Net realized gain (loss)	962,949	1,057,971
Change in net unrealized appreciation (depreciation)	(6,856,409)	22,459,211
Net increase (decrease) in net assets resulting from operations	1,464,586	37,893,878
Distributions to shareholders from net investment income	(7,320,172)	(14,353,300)
Distributions to shareholders from net realized gain	(686,100)	(1,709,135)
Total distributions	(8,006,272)	(16,062,435)
Share transactions
Proceeds from sales of shares	46,054,089	66,661,279
Reinvestment of distributions	5,241,114	10,533,633
Cost of shares redeemed	(32,272,113)	(50,675,621)
Net increase (decrease) in net assets resulting from share transactions	19,023,090	26,519,291
Redemption fees	400	1,247
Total increase (decrease) in net assets	12,481,804	48,351,981

Net Assets
Beginning of period	452,845,376	404,493,395
End of period (including undistributed net investment income of $116,908 and undistributed net investment income of $79,034, respectively)	$ 465,327,180	$ 452,845,376
Other Information Shares
Sold	4,063,851	5,969,587
Issued in reinvestment of distributions	462,391	943,284
Redeemed	(2,850,421)	(4,552,031)
Net increase (decrease)	1,675,821	2,360,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.181	.373	.370	.387	.415	.418
Net realized and unrealized gain (loss)	(.134)	.615	(.654)	.395	.590	(.197)
Total from investment operations	.047	.988	(.284)	.782	1.005	.221
Distributions from net investment income	(.180)	(.373)	(.370)	(.386)	(.415)	(.418)
Distributions from net realized gain	(.017)	(.045)	(.046)	(.026)	-	(.073)
Total distributions	(.197)	(.418)	(.416)	(.412)	(.415)	(.491)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 11.34	$ 10.77	$ 11.47	$ 11.10	$ 10.51
Total ReturnB, C	.40%	9.30%	(2.50)%	7.13%	9.76%	2.02%
Ratios to Average Net Assets E
Expenses before reductions	.50%A	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.50%A	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49%A	.49%	.49%	.48%	.50%	.50%
Net investment income (loss)	3.22% A	3.35%	3.33%	3.40%	3.87%	3.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 465,327	$ 452,845	$ 404,493	$ 487,622	$ 424,693	$ 430,961
Portfolio turnover rate	11% A	12%	9%	16%	12%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 6/30/15	% of fund's investments 12/31/14	% of fund's investments 6/30/14
1 - 7	83.7	78.7	86.1
8 - 30	3.2	0.6	2.8
31 - 60	2.7	2.7	1.8
61 - 90	1.3	0.0	3.5
91 - 180	1.2	5.7	1.4
> 180	7.9	12.3	4.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	6/30/15	12/31/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	32 Days	38 Days	26 Days
Pennsylvania Tax-Free Money Market Funds Average*	28 Days	32 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	6/30/15	12/31/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	32 Days	38 Days	26 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Variable Rate Demand Notes (VRDNs) 72.2%	Variable Rate Demand Notes (VRDNs) 67.5%
Other Municipal Debt 25.2%	Other Municipal Debt 21.7%
Investment Companies 3.3%	Investment Companies 8.3%
Net Other Assets (Liabilities) (0.7)%*	Net Other Assets (Liabilities) 2.5%

* Net Other Assets (Liabilities) are not included in the pie chart

Current and Historical Seven-Day Yields

	6/30/15	3/31/15	12/31/14	9/30/14	6/30/14
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2015, the most recent period shown in the table, would have been -0.40%.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 72.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.36% 7/7/15, VRDN (b)(e)	$ 400,000	$ 400,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.33% 7/7/15, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	600,000	600,000
Colorado - 0.4%
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 0.12% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000,000	3,000,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.14% 7/7/15, LOC Bank of America NA, VRDN (b)	800,000	800,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.18% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,220,000	3,220,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.11% 7/7/15, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.36% 7/7/15, VRDN (b)	300,000	300,000
Series 2010 B1, 0.27% 7/7/15, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.36% 7/7/15, VRDN (b)(e)	400,000	400,000
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.21% 7/7/15, VRDN (b)(e)	300,000	300,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.1% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	7,200,000	7,200,000
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 7/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 68.6%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	$ 3,080,000	$ 3,080,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	8,055,000	8,055,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,000,000	4,000,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	6,600,000	6,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.13% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	4,090,000	4,090,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.08% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	2,000,000	2,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2008 B, 0.03% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)	2,200,000	2,200,000
Series 2008 C, 0.04% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	11,650,000	11,650,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.27% 7/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500,000	3,500,000
(Snowball Real Estate LP Proj.) 0.26% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,110,000	1,110,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,600,000	14,600,000
Chester County Health & Ed. Auth. Rev. 0.08% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,290,000	7,290,000
Chester County Intermediate Unit Rev. Series 2003, 0.06% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,915,000	1,915,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Cumberland County Muni. Auth. Rev.:
(Diakon Lutheran Social Ministries Proj.) Series 2014 B, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	$ 7,355,000	$ 7,355,000
(Presbyterian Homes Proj.) Series 2008 B, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	9,300,000	9,300,000
Delaware County Indl. Dev. Auth. Rev.:
(Covanta Energy Proj.) Series 2014 A, 0.11% 7/1/15, LOC Bank of America NA, VRDN (a)(b)	5,920,000	5,920,000
Series 2013 A, 0.11% 7/7/15, LOC Bank of America NA, VRDN (b)	14,465,000	14,465,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.09% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785,000	2,785,000
Series Putters 0047, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,605,000	6,605,000
Series Putters 3915 Z, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Haverford Township School District Series 2009, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	9,435,000	9,435,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Lower Merion School District Series 2009 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,285,000	9,285,000
Luzerne County Convention Ctr. Series 2012, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,205,000	2,205,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.07% 7/7/15, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,915,000	2,915,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.04% 7/1/15, LOC Bank of Nova Scotia, VRDN (b)(e)	750,000	750,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.16% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	600,000	600,000
Series 2002 B5, 0.13% 7/7/15, LOC PNC Bank NA, VRDN (b)(e)	4,300,000	4,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 B, 0.09% 7/7/15, LOC PNC Bank NA, VRDN (b)	$ 1,100,000	$ 1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.13% 7/7/15, LOC Citibank NA, VRDN (b)(e)	5,400,000	5,400,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series MS 3382, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,000,000	5,000,000
Series Putters 3352Z, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series ROC II R 11505, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,015,000	2,015,000
Series B, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Point Park College Proj.) 0.1% 7/7/15, LOC PNC Bank NA, VRDN (b)	800,000	800,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	18,350,000	18,350,000
Participating VRDN:
ROC II R 11721, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.08% 7/7/15, LOC TD Banknorth, NA, VRDN (b)(e)	26,205,000	26,205,000
Series 2005 C2, 0.09% 7/7/15, LOC Royal Bank of Canada, VRDN (b)(e)	13,620,000	13,620,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,500,000	2,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. For Indl. Dev. Participating VRDN: - continued
Series Putters 14 XM0005, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(f)	$ 5,000,000	$ 5,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 7/7/15, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,475,000	1,475,000
(The Franklin Institute Proj.) Series 2006, 0.1% 7/7/15, LOC Bank of America NA, VRDN (b)	8,180,000	8,180,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	13,975,000	13,975,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	21,350,000	21,350,000
Eighth Series C, 0.1% 7/7/15, LOC Barclays Bank PLC, VRDN (b)	35,100,000	35,100,000
Eighth Series D, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	18,900,000	18,900,000
Fifth Series A2, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	9,450,000	9,450,000
Philadelphia Gen. Oblig. Series 2009 B, 0.07% 7/7/15, LOC Bank of New York, New York, VRDN (b)	4,450,000	4,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	7,900,000	7,900,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	19,400,000	19,400,000
Series 2008 B2, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	1,500,000	1,500,000
Ridley School District Series 2009, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	4,240,000	4,240,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	7,040,000	7,040,000
		475,920,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.3%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 600,000	$ 600,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.12% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)(e)	300,000	300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.2% 7/1/15, VRDN (b)	950,000	950,000
Series 2004, 0.29% 7/7/15, VRDN (b)(e)	200,000	200,000
Series 2010 B, 0.2% 7/1/15, VRDN (b)	300,000	300,000
		2,350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $500,670,000)		500,670,000
Other Municipal Debt - 25.2%

Arizona - 0.2%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2005 A1, 5% 9/1/15	1,385,000	1,396,379
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.13%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	2,600,000	2,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 7/16/15, CP mode	2,200,000	2,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.48% tender 7/16/15, CP mode (e)	1,200,000	1,200,000
Pennsylvania - 24.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008 A, 5% 9/1/15	875,000	881,928
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A:
4% 7/1/15	4,205,000	4,205,000
5% 7/1/15	3,845,000	3,845,000
5% 1/1/16	2,000,000	2,048,179
5% 7/1/16	14,975,000	15,672,854
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Bonds:
Second Series 2005, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	$ 690,000	$ 706,478
Series 2005 1, 5% 7/1/15	3,025,000	3,025,000
Series 2005 2, 5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	4,000,000	4,094,954
Series 2005:
5% 1/1/16	3,600,000	3,686,389
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	960,000	983,173
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,024,244
Series 2006, 5% 3/1/16	7,300,000	7,531,869
Series 2009 2:
5% 7/1/15	18,325,000	18,325,000
5% 4/15/16	5,000,000	5,187,337
Series 2010 3A, 5% 7/15/15	5,800,000	5,810,893
Series 2010 A:
5% 5/1/16	1,100,000	1,143,056
5% 6/1/16	2,675,000	2,789,889
Series 2011 1, 5% 11/15/15	6,000,000	6,108,866
Series 2012, 5% 7/1/15	8,300,000	8,300,000
Series 2013 2, 5% 10/15/15	1,100,000	1,115,242
Series 2014, 5% 7/1/15	5,500,000	5,500,000
5% 10/1/15	1,355,000	1,371,608
5% 1/1/16 (Pre-Refunded to 1/1/16 @ 100)	1,000,000	1,023,010
5% 2/15/16	3,500,000	3,604,096
5.375% 7/1/16	4,235,000	4,444,294
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2005 B, 5% 8/15/15 (Escrowed to Maturity)	800,000	804,517
Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,000,000	5,000,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A:
0.12% 7/1/15, LOC Bank of America NA, CP	8,000,000	8,000,000
0.12% 7/1/15, LOC Bank of America NA, CP	5,000,000	5,000,000
Pennsylvania State Univ. Bonds Series 2009 A, 5% 3/1/16	1,000,000	1,031,443
Philadelphia Arpt. Rev. Series B3, 0.12% 9/9/15, LOC Wells Fargo Bank NA, CP (e)	7,000,000	7,000,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2014, 2% 7/22/15	7,000,000	7,007,564
Bonds:
(Univ. Cap. Proj.) Series 2005 C:
0.06% tender 7/1/15, CP mode	2,000,000	2,000,000
0.09% tender 8/3/15, CP mode	7,300,000	7,300,000
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Bonds:
Series 2014 B2:
0.1% tender 8/17/15, CP mode	$ 3,650,000	$ 3,650,000
0.11% tender 8/19/15, CP mode	7,000,000	7,000,000
		166,221,883
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 7/10/15, CP mode (e)	500,000	500,000
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.5% tender 7/23/15, CP mode (e)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $174,318,262)		174,318,262
Investment Company - 3.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $23,004,800)	23,004,800	23,004,800
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $697,993,062)		697,993,062
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,520,235)
NET ASSETS - 100%		$ 693,472,827
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
BAN	-	BOND ANTICIPATION NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,920,000 or 1.6% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	5/30/13	$ 5,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 11,985
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $674,988,262)	$ 674,988,262
Fidelity Central Funds (cost $23,004,800)	23,004,800
Total Investments (cost $697,993,062)		$ 697,993,062
Cash		11,495
Receivable for investments sold		419
Receivable for fund shares sold		8,467,793
Interest receivable		2,330,708
Distributions receivable from Fidelity Central Funds		2,470
Receivable from investment adviser for expense reductions		5,013
Other receivables		786
Total assets		708,811,746

Liabilities
Payable for investments purchased	$ 8,686,252
Payable for fund shares redeemed	6,594,714
Distributions payable	336
Accrued management fee	57,385
Other affiliated payables	225
Other payables and accrued expenses	7
Total liabilities		15,338,919

Net Assets		$ 693,472,827
Net Assets consist of:
Paid in capital		$ 693,465,096
Distributions in excess of net investment income		(36)
Accumulated undistributed net realized gain (loss) on investments		7,767
Net Assets, for 693,254,319 shares outstanding		$ 693,472,827
Net Asset Value, offering price and redemption price per share ($693,472,827 ÷ 693,254,319 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Interest		$ 284,965
Income from Fidelity Central Funds		11,985
Total income		296,950

Expenses
Management fee	$ 1,818,146
Independent trustees' compensation	1,460
Tax expense	1,919
Total expenses before reductions	1,821,525
Expense reductions	(1,560,608)	260,917
Net investment income (loss)		36,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(988)
Net increase in net assets resulting from operations		$ 35,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,033	$ 74,265
Net realized gain (loss)	(988)	40,805
Net increase in net assets resulting from operations	35,045	115,070
Distributions to shareholders from net investment income	(36,069)	(74,125)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	819,896,740	1,863,275,499
Reinvestment of distributions	34,022	70,651
Cost of shares redeemed	(886,924,367)	(1,892,615,443)
Net increase (decrease) in net assets and shares resulting from share transactions	(66,993,605)	(29,269,293)
Total increase (decrease) in net assets	(66,994,629)	(29,228,348)

Net Assets
Beginning of period	760,467,456	789,695,804
End of period (including distributions in excess of net investment income of $36 and $0, respectively)	$ 693,472,827	$ 760,467,456

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-	-	-	-	-	-
Distributions from net investment income F	-	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD, E
Expenses before reductions	.50%A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.07%A	.07%	.11%	.18%	.22%	.30%
Expenses net of all reductions	.07%A	.07%	.11%	.18%	.22%	.30%
Net investment income (loss)	.01% A	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,473	$ 760,467	$ 789,696	$ 788,486	$ 686,162	$ 670,790

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity® Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Tax expense on the Statement of Operations. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$ 423,999,158	$ 20,718,471	$ (1,454,248)	$ 19,264,223
Fidelity Pennsylvania Municipal Money Market Fund	697,993,062	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Rule Issuance. In July 2014, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. Management is currently evaluating the implication of these amendments and their impact of the Final Rule to the Money Market Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $41,062,536 and $24,885,309, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of. 50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for the Funds. Prior to May 8, 2015, Citibank, N.A. was the custodian for the Funds.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 360

During the period, the Income Fund did not borrow on this line of credit.

Semiannual Report

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,559,064.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 3,170

In addition, through an arrangement with the Money Market Fund's custodian, $1,544 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Investment Management
(U.K.) Limited

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-USAN-0815
1.787788.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2015